Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 12, 2012
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 12, 2012
Prospectus Date	rr_ProspectusDate	Mar 29, 2012

Convergence Core Plus Fund (Prospectus Summary): | Convergence Core Plus Fund
CONVERGENCE CORE PLUS FUND

CONVERGENCE CORE PLUS FUND

A series of Trust for Professional Managers

Supplement to the

Prospectus dated March 29, 2012

Effective October 12, 2012, the Board of Trustees of Trust for Professional Managers (the “Trust”), based upon the recommendation of Convergence Investment Partners, LLC (the “Adviser”), the adviser for the Convergence Core Plus Fund (the “Fund”), a series of the Trust, has approved non-material changes to the Fund’s principal investment strategy.  The change increases the Fund’s target range for investment exposure to long and short positions.  Under normal market conditions the Fund’s long positions may range from 120% to 150% and its short positions may range from 20% to 50%.

The second paragraph under the sub-heading entitled “Principal Investment Strategies” on page 2 of the “Summary Section” of the Prospectus is hereby revised as follows:

“The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%.  Under normal market conditions, the Fund’s long positions may range from 120% to 150% and its short positions may range from 20% to 50%.”

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 29, 2012
Convergence Core Plus Fund (Prospectus Summary): | Convergence Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CONVERGENCE CORE PLUS FUND
Supplement Text	ck0001141819_SupplementTextBlock

CONVERGENCE CORE PLUS FUND

A series of Trust for Professional Managers

Supplement to the

Prospectus dated March 29, 2012

Effective October 12, 2012, the Board of Trustees of Trust for Professional Managers (the “Trust”), based upon the recommendation of Convergence Investment Partners, LLC (the “Adviser”), the adviser for the Convergence Core Plus Fund (the “Fund”), a series of the Trust, has approved non-material changes to the Fund’s principal investment strategy.  The change increases the Fund’s target range for investment exposure to long and short positions.  Under normal market conditions the Fund’s long positions may range from 120% to 150% and its short positions may range from 20% to 50%.

Investment Strategy, Heading	rr_StrategyHeading	The second paragraph under the sub-heading entitled “Principal Investment Strategies” on page 2 of the “Summary Section” of the Prospectus is hereby revised as follows:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

“The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%.  Under normal market conditions, the Fund’s long positions may range from 120% to 150% and its short positions may range from 20% to 50%.”

Supplement Closing	ck0001141819_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Convergence Core Plus Fund | Convergence Core Plus Fund - Investment Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MARVX
Convergence Core Plus Fund | Convergence Core Plus Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MARNX